As filed with the U.S. Securities and Exchange Commission
on October 30, 1997                            Registration Nos.:   333-16033
                                                                    811-07921


            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20546

                         FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
     Pre-Effective Amendment No.   [    ]
     Post-Effective Amendment No.  [ 1  ]

          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
X
     Amendment No.            [ 3 ]


                     The Bjurman Funds
    (Exact name of Registrant as specified in Charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California
90067-4103
(Address of Principal Executive Offices including zip code)

                      (310) 553-6577
   (Registrant's Telephone Number, including Area Code)

             G. Andrew Bjurman, Co-President
           O. Thomas Barry, III, Co-President
                    The Bjurman Funds
       10100 Santa Monica Boulevard, Suite 1200
           Los Angeles, California 90067-4103
         (Name and Address of Agent for Service)

COPIES TO:
Julie Allecta, Esq.                        Joseph M. O'Donnell, Esq.
Paul, Hastings, Janofsky & Walker LLP      FPS Services, Inc.
345 California Street                      3200 Horizon Drive, P.O. Box 61503
San Francisco, CA 94104-2635               King of Prussia, PA 19406-0903

It is proposed that this filing become effective:

[ X  ]  On October 30, 1997, pursuant to Paragraph (b) of Rule 485.

                   THE BJURMAN FUNDS
                   CROSS-REFERENCE SHEET
                [as required by Rule 481a]


Form N-1A Item                          Caption in Prospectus

Part A  INFORMATION REQUIRED IN A PROSPECTUS

1. Cover Page                     Cover Page of Prospectus

2. Synopsis                       Prospectus Summary; Expense Summary

3. Condensed Financial            Financial Highlights
   Information

4. General Description of         Investment Objective;
   Registrant                     Investment Policies and
                                  Strategies; Investment
                                  Selection Process; Risk Factors;
                                  Prospectus Summary; General Information

5. Management of the Fund         Prospectus Summary; Management of the Fund;
                                  Distribution Plan

5A.Management's Discussion
of Fund Performance               *

6.Capital Stock and Other         Prospectus Summary; General Information;
Securities                        Dividends and Taxes; Net Asset Value

7. Purchase of Securities         Prospectus Summary;
Being Offered                     How to Purchase Shares; Shareholder Services

8. Redemption or Repurchase       Prospectus Summary; How to Redeem Shares

9. Pending Legal Proceedings      *

Part B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.Cover Page                     Cover Page of the Statement of
                                  Additional Information

11.Table of Contents              Table of Contents

12.General Information and History           *

13.Investment Objectives and       Investment Policies and Techniques;
Policies                           Investment Restrictions; Portfolio
                                   Transactions and Brokerage Commissions

14.Management of the Fund          The Trust and the Fund; Investment
                                   Advisory and Other Services; Trustees
                                   and Officers

15.Control Persons and Principal     Principal Shareholders
Holders of Securities

16. Investment Advisory            Investment Advisory and Other
and Other Services                 Services

17.Brokerage Allocation            Portfolio Transactions and
and Other Practices                Brokerage Commissions

18.Capital Stock and               Other Information
Other Securities

19.Purchase, Redemption and        Purchases; Redemptions
Pricing of Securities Being Offered

20.Tax Status                      Taxes

21.  Underwriters                  Underwriter

22.  Calculation of Performance    Performance Information
Data

23.Financial Statements               Incorporated by reference to the
                                   Semi-Annual Report (unaudited)
                                   dated September 30, 1997(/R)

Part C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

*  Item is inapplicable at this time or answer is negative.

                                            October 30, 1997


                  BJURMAN MICRO-CAP GROWTH FUND

The following information supplements the information contained in the Fund's Prospectus dated March 31, 1997.


Financial Highlights

The following are unaudited "Financial Highlights" of the Bjurman
Micro-Cap Growth Fund for the period ended September 30, 1997. The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                  For the Period
                                                 March 31, 1997*
                                                    through
                                               September 30, 1997
                                                  (unaudited)


Net asset value, beginning of period               $   12.00


   Income from investment operations:
        Net investment loss                            (0.04)
        Net realized and unrealized gain on investments
                                                        7.64
        Total from investment operations                7.60


Net asset value, end of period                       $  19.60


Total return                                            63.33% /1/

Ratios/Supplemental Data
   Net assets, end of period (in 000s)               $  1,857
   Ratio of expenses to average net assets:
        Before expense reimbursement                    39.91% /2/
        After expense reimbursement                      1.80% /2/
   Ratio of net investment income to average net assets:
        Before expense reimbursement                   (36.51%) /2/
        After expense reimbursement                     (1.40%) /2/
   Portfolio turnover rate                               22.33% /1/
   Average commission rate paid                      $    0.0382
<R/>





*       Commencement of investment operations
1       Not Annualized
2       Annualized

                  BJURMAN MICRO-CAP FUND

                         PART A

The Prospectus for the Bjurman Micro-Cap Fund Prospectus (the "Fund") dated March 31, 1997 is incorporated herein by reference to the Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-16033) filed with the U.S. Securities and Exchange Commission on March 19, 1997. The Prospectus is supplemented by the Financial Highlights as of September 30, 1997 filed herein to comply with the Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of its effective date or commencement of operations, whichever is later.






                     The Bjurman Funds


            STATEMENT OF ADDITIONAL INFORMATION

          March 31, 1997, as revised October 30, 1997




This Statement of Additional Information dated March 31, 1997, as revised October 30, 1997, is not a prospectus but should be read in conjunction with the separate Prospectus describing shares of the Bjurman Micro-Cap Growth Fund (the "Fund") dated March 31, 1997, as supplemented October 30, 1997. The Prospectus may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund . A copy of the Prospectus may be obtained without charge from George D. Bjurman & Associates (the "Adviser") at the address and telephone numbers below.



Underwriter:                               Adviser:
FPS Broker Services, Inc.                  George D. Bjurman & Associates
3200 Horizon Drive                         10100 Santa Monica Boulevard
P.O. Box 61503                             Suite 1200
King of Prussia, PA 19406-0903             Los Angeles, CA 90067-4103
(610) 239-4700                             (310) 553-6577
(800) 227-7264


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional
Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                     TABLE OF CONTENTS

                                                    Page



The Trust and the Fund . . . . . . . . . . . . . . . . . .

Investment Policies and Techniques
   Bankers' Acceptances. . . . . . . . . . . . . . . . . .
   Certificates of Deposits. . . . . . . . . . . . . . . .
   Common Stock. . . . . . . . . . . . . . . . . . . . . .
   Preferred Stock . . . . . . . . . . . . . . . . . . . .
   Time Deposits . . . . . . . . . . . . . . . . . . . . .
   Loans of Portfolio Securities . . . . . . . . . . . . .
   Illiquid Securities . . . . . . . . . . . . . . . . . .
   Repurchase Agreements . . . . . . . . . . . . . . . . .
   Rule 144A Securities. . . . . . . . . . . . . . . . . .
   Other Investments . . . . . . . . . . . . . . . . . . .

Investment Restrictions. . . . . . . . . . . . . . . . . .

Investment Advisory and Other Services
   Investment Adviser .. . . . . . . . . . . . . . . . . .
   Investment Advisory Agreement . . . . . . . . . . . . .
   Administrator . . . . . . . . . . . . . . . . . . . . .
   Underwriter . . . . . . . . . . . . . . . . . . . . . .

Trustees and Officers. . . . . . . . . . . . . . . . . . .

   Principal Shareholders      . . . . . . . . . . . . . .

Net Asset Value. . . . . . . . . . . . . . . . . . . . . .

Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . .

Portfolio Transactions and Brokerage Commissions . . . . .

Performance Information
   In General. . . . . . . . . . . . . . . . . . . . . . .
   Total Return Calculation. . . . . . . . . . . . . . . .
   Performance and Advertisements  . . . . . . . . . . . .

Other Information
   Limitations on Trustees' Liability. . . . . . . . . . .
   Independent Accountants . . . . . . . . . . . . . . . .
   Reports to Shareholders . . . . . . . . . . . . . . . .

Financial Statements <R/>. . . . . . . . . . . . . . . . .

                 THE TRUST AND THE FUND



This Statement of Additional Information relates to Bjurman Micro-Cap Growth Fund (the "Fund"), a separate series of The Bjurman Funds (the "Trust"), an open-end management investment company established on September 26, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust is a newly formed entity and has no prior operating history.


            INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in each respective Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund.

Bankers' Acceptances:
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Banker's Acceptances generally mature within six months.

Certificates of Deposit:
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Common Stock:
Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

Preferred Stock:
Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors. Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Fund invests.


Time Deposits:
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

Loans of Portfolio Securities:
The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned;
(3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Illiquid Securities:
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Adviser will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Repurchase Agreements:
The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.

Rule 144A Securities:
The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act") pursuant to Securities and Exchange Commission ("SEC") Rule 144A. Those Securities purchased pursuant to Rule 144A are traded among qualified institutional buyers, and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in illiquid securities including securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act to no more than 15% of the Fund's net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees).

Other Investments:
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                  INVESTMENT RESTRICTIONS

The investment restrictions set forth below are only fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of the Fund. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computer software to catagorize the industries in which the Fund invests ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes. Except as set forth under "INVESTMENT OBJECTIVE" and "INVESTMENT POLICIES and STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

     1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. purchase any security if, as a result of that purchase, 15% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The following investment limitations are not fundamental and may be changed without shareholder approval. The Fund does not currently intend to;

   (i) engage in uncovered short sales of securities or maintain a short position;

   (ii) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

   (iii) purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

   (iv) invest in companies for the purpose of exercising control or management;

   (v) invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and

   (vi) invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.

          INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser
George D. Bjurman & Associates serves as the Fund's investment adviser and manager, and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly owned by senior associates and the Bjurman family. G. Andrew Bjurman and O. Thomas Barry, III own 40% and 20%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser. As of September 30, 1997, the Adviser had approximately $2.4 billion in assets under management.

Investment Advisory Agreement
The Fund and the Adviser have entered into an investment advisory agreement for a two-year period (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Adviser shall furnish advice to the Fund with respect to its investments and shall determine what securities shall be purchased or sold by the Fund. The Prospectus describes the Adviser's duties, compensation and the allocation of expenses between the Fund and the Adviser.

The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60-days' written notice to the Adviser.

Administrator
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, Pennsylvania 19406-0903 (the "Administrator") provides certain administrative services to the Fund pursuant to an Administrative
Services Agreement.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (6) prepares and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (7) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Pursuant to this Administrative Services Agreement, FPS receives a fee computed at the annual rate of 0.15% of the first $50 million of total average daily net assets, 0.10% of the next $50 million of total average daily net assets and 0.05% of total net assets in excess of $100 million. The minimum annual fees under the agreement shall not be less than $55,000 for the initial series' first class of shares and $12,000 for each additional separate series or class thereof.

Underwriter
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, has been engaged pursuant to an agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

Shares of the Fund are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to FPSB as compensation for its services. From these amounts, FPSB may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to FPSB as distributor without regard to the distribution or shareholder service expenses incurred by FPSB or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of shares.

The Distribution Plan will continue in effect from year to year, provided that its continuance is approved at least annually by a vote of the Board of Trustees, including the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60-days' written notice to any other party to the Plan and shall terminate automatically in the event of its assignment. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                   TRUSTEES AND OFFICERS

The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person," as that term is defined in the 1940 Act, of the Fund is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry, III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's By-Laws.



NAME                  AGE   POSITION WITH   PRINCIPAL OCCUPATION
                            FUND

G. Andrew Bjurman/*/  49    Co-President    Mr. Bjurman joined George D.
George D. Bjurman &                         Bjurman & Associates when it
Assicates                                   was founded in 1970 as Vice
10100 Santa Monica                          President and Portfolio
Boulevard, Suite 1200                       Manager.  At that time he
Los Angeles, CA                             assumed responsibility for the
90067-4103                                  portfolio management of
                                            institutional accounts.  From
                                            1974 to 1978 he acted as
                                            Executive Vice President and
                                            Senior Portfolio Manager.  In
                                            1978 he assumed his present
                                            responsibilities as President
                                            and Chief Executive Officer of
                                            the firm.  He is currently a
                                            member of the GDBA Investment
                                            Policy Committee. In 1977 he
                                            became both a Chartered
                                            Financial Analyst and a
                                            Chartered Investment Counselor.

O. Thomas Barry, III /*/ 52   Co-President  Mr. Barry, III, joined the firm
George D. Bjurman &                         in 1978 as Vice President and
Associates                                  Senior Portfolio Manager.  In
10100 Santa Monica                          1979 he became Executive Vice
Boulevard, Suite 1200                       President and assumed the
Los Angeles, CA                             responsibilities of Director of
90067-4103                                  Research.  He is a member of
                                            the Investment Policy
                                            Committee.  In 1982 he became
                                            the Senior Executive Vice
                                            President and in 1985 he also
                                            became Director of Investments.
                                            Prior to joining the firm, Mr.
                                            Barry acted as Senior
                                            Investment Officer and
                                            Portfolio Manager for Security
                                            Pacific National Bank in Los
                                            Angeles and was a member of the
                                            Stock Selection Committee.  In
                                            1977 he became a Chartered
                                            Financial Analyst and in 1978 a
                                            Chartered Investment Counselor.

Donald W. Hudson, Jr.   52   Trustee        Mr. Hudson has been a Senior
CB Commercial Real           Chairman of    Vice-President of CB Commercial
Estate                       Audit          Real Estate since 1993.  Prior
21700 Oxnard Street          Committee      to that Mr. Hudson was
Suite 200                                   Associate Vice President of
Woodland Hills, CA                          Cushman Realty, a commercial
91367                                       real estate firm.


Joseph E. Maiolo       59    Trustee        Mr. Maiolo is an industrial real
INCO Commercial                             estate broker/developer.  He is
Brokerage                                   a principal of INCO Commercial
14700 Firestone                             Brokerage, Joseph E. Maiolo &
Boulevard, #111                             Associates, Inc. and Penta Pacific
La Mirda, CA                                Properties, Los Angeles.
90638

William Wallace       50    Trustee         Mr. Wallace is involved in
Wallace Properties                          residential real estate.  He is
5288 South Franklin                         Vice President of Wallace
Circle                                      Properties.
Greenwood Village, CO
80121


                    COMPENSATION TABLE
                   Trustees and Officers


          Estimated Aggregate Compensation      Estimated total Compensation
         from Trust for Fiscal Year Ending     From Trust and Fund Complex

                     3/31/98  /1/                   Paid to Trustees /2/


Joseph E. Maiolo        $4,500                          $4,500
Donald W. Hudson, Jr.   $4,500                          $4,500
William Wallace         $4,500                          $4,500
G. Andrew Bjurman/*/    $    0                          $    0
O. Thomas Barry, III/*/ $    0                          $    0


No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $4,500 per year, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.

* This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

/1/       For the period March 31, 1997 through September 30,
1997, Messrs. Maiolo, Hudson and Wallace were each paid $1,125.

/2/      This amount represents the estimated aggregate amount of
compensation to be paid to the Trustees for service on the Board of
Trustees for the calendar year ending December 31, 1997.   There are no
other funds in the Fund Complex.

                     PRINCIPAL SHAREHOLDERS

As of October 7, 1997, the Trustees and officers, as a group, beneficially owned 10,058 shares (10.2%) of the Fund.

As of October 7, 1997, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

     Name & Address                                   Percentage
     Charles Schwab & Company, Inc. Household Account     12.5%
     San Francisco, CA

     Charles Schwab & Company, Inc. Household Account      7.0%
     San Francisco, CA

     Midway Ford Trust                                    18.5%
     Los Angeles, CA

                      NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                           TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities. Paul, Hastings, Janofsky and Walker, LLP, legal counsel to the Fund, has expressed no opinion in respect thereof. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax.

Federal Income Tax
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended ("the Code"), court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By doing so, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax. In addition, if necessary to satisfy certain California State income tax requirements, the Fund intends to derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities and certain other assets held for less than three months.

In the case of corporate shareholders, distributions from the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

Distributions of net capital gains (i.e, the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

     PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Fund does not have an obligation to place orders with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available for a particular transaction.

The Fund and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Fund's transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust, if any.

The Fund may invest in securities that are traded exclusively in the over-the-counter market. The Fund may also purchase securities listed on a national securities exchange through the "third market" (i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund is as favorable as possible under prevailing market conditions.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

It is possible that purchases or sales of securities for the Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust, if any. Any transactions in such securities at or about the same time will be allocated among the Fund and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund.

                  PERFORMANCE INFORMATION

In General
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculation
The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual Total Return = P (1 + T)n = ERV

Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P    = hypothetical initial payment of $1,000.

                    n    = period covered by the computation, expressed
in terms of years.

                    T    = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total Return =  [ (ERV)  - 1 ]
                                                            P

   Where:    ERV  = ending redeemable value at the end of the period
             covered by the computation of   a hypothetical $1,000
             payment made at the beginning of the period.

                    P    = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                     OTHER INFORMATION

Limitation of Trustees' Liability
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment advisor of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustee's liability is further subject to the limitations imposed by the 1940 Act.

Independent Accountants
Deloitte & Touche LLP, 1000 Wilshire Boulevard, Los Angeles,
California, 90017-2472, has been selected as the independent accountants for the Fund. Deloitte & Touche LLP provides audit and tax services. The books of the Fund will be audited at least once a year by Deloitte & Touche LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent accountants. Inquiries regarding the Fund may be directed to the Adviser at (310) 553-6577 or FPS at (800) 227-7264.

                      FINANCIAL STATEMENTS

The Fund's unaudited semi-annual financial statements, including the notes thereto, dated September 30, 1997, are incorporated by reference from the Fund's September 30, 1997 Semi-Annual Report to Shareholders.

               BJURMAN MICRO-CAP GROWTH FUND

            Statement of Assets and Liabilities

                      March 25, 1997

                          Assets

Cash                                            $100,000
Deferred Organization Costs                       65,000



Total Assets                                    $165,000


                        Liabilities

Accrued Expenses                                $ 65,000



Net Assets                                      $100,000

Net Assets consist of:
     Portfolio shares  (unlimited
     authorization - no par value) 8,333.334
     outstanding shares of beneficial interest

Net asset value, offering and redemption price $    12.00





The accompanying notes are an integral part of this financial statement.

BJURMAN MICRO-CAP GROWTH FUND
Statement of Assets and Liabilities
March 25 ,1997

1.   Organization

     Bjurman Micro-Cap Growth Fund (the "Fund") is a series of The Bjurman Funds (the "Trust"). The Trust is organized as a Delaware Business Trust under a Trust Instrument dated September 26, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end investment company offering shares in the Fund. The Trust Instrument permits the Trust to offer separate classes of shares of beneficial interest. The Fund has not yet commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to G. Andrew Bjurman and O. Thomas Barry, III.

     The Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations between $30 million and $300 million at the time of investment.

     It is the intention of the Fund to qualify and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the fund from all, or substantially all, federal income tax.

     The preparation of the accompanying financial statement in conformance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statement. Actual results could differ from the estimate.

2. Investment Advisory, Management, Distribution and Shareholder Servicing Agreements

     The Trust has entered into the following service agreements:

     An Investment Advisory Agreement pursuant to which George D. Bjurman & Associates (the "Adviser") will act as the investment adviser to the Fund. For providing investment advisory services, the Fund will pay the Adviser, monthly, a fee that is calculated daily at an annual rate of 1% of average net assets. The Adviser has, on a voluntary basis, agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund necessary to limit the total operating expenses for the first year of operations to 1.80% of the Fund's average net assets.

     An Administration Agreement pursuant to which FPS Services, Inc. ("FPS") will provide the Trust with overall management services.
     The Trust agrees to pay FPS monthly an asset based fee calculated at
     the annual rate of                  0.15% on the first $50
     million of average net assets of the Trust, 0.10% on the next $50
     million, and 0.05% for              those assets greater than
     $100 million, subject to a minimum annual fee of $55,000 for the initial class of shares.

     An Underwriting Agreement pursuant to which FPS Broker Services, Inc. ("FPSB") will serve as the Fund's underwriter. The Trustees of the Trust have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for an annual fee up to 0.25% of the average daily net assets. The Fund intends to operate the Distribution Plan in accordance with their terms and within NASD rules concerning sales charges.

     A Transfer Agent Services Agreement and Accounting Services
     Agreement pursuant to which FPS will act as the transfer agent and fund accounting service provider for the Trust, respectively.

3.   Deferred Organizational Costs

     Organizational costs have been capitalized by the Fund and are being amortized on a straight line basis over 60 months commencing with operations. In the event any of the initial shares are redeemed by the holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

4.   Transactions with Affiliates

     The Adviser paid $65,000 of organization costs on behalf of the Fund.

     Certain officers and/or trustees of the Trust are also officers of the Adviser. The Trust pays each unaffiliated Trustee a fee for attendance at quarterly, interim and committee meetings.
     Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser.

5.   Disclosure of Credit Risk

     Cash is held at The Bank of New York. The Fund has a policy of reviewing, as considered necessary, the credit standing of each bank with which it conducts business.

Delloitte &
Touche LLP                         1000 Wilshire Boulevard
                               Los Angeles, CA  90017-2472


INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees of Bjurman Micro-Cap Growth
Fund,

We have audited the accompanying statement of assets and liabilities of Bjurman Micro-Cap Growth Fund, (the "Fund") of The Bjurman Funds (the "Trust") as of March 25, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Bjurman Micro-Cap Growth Fund as of March 25, 1997, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Los Angeles, California
March 25, 1997




                    The Bjurman Funds

                        Form N-1A



Part C.  Other Information

Item 24.   Financial Statements and Exhibits.

(a)   Financial Statements.
        Included in Part A: Unaudited Financial Highlights, dated September 30, 1997, filed herewith electronically.
     Included in Part B:
        (1)  Independent Auditors Report relating to Statement of
        Assets and Liabilities at March 25, 1997.
        (2) Statement of Assets and Liabilities and related notes as of March 25, 1997.

     Incorporated by reference in Part B to the Semi-Annual Report dated September 30, 1997:
        (1)  Schedule of Investments at September 30, 1997 (unaudited).
        (2)  Statement of Assets and Liabilities at September 30, 1997
             (unaudited).
        (3) Statement of Operations for the period ended September 30, 1997 (unaudited).
        (4) Statement of Changes in Net Assets for the period of March 31, 1997 (commencement of operations) to September 30, 1997 (unaudited).
        (5)  Notes to Financial Statements.
        (6)  Financial Highlights (unaudited).

(b)   Exhibits:

Exhibits filed pursuant to Form N-1A:
        (1) Trust Instrument is incorporated by reference to Exhibit Number (1) of Registration Statement No.333-16033 filed on November 13, 1996.

        (2) By-Laws are incorporated by reference to Exhibit Number (2) of Registration Statement No.333-16033 filed on November 13, 1996. Revised By-Laws reflecting Trust name change are incorporated by reference to Exhibit Number
             (2) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (3)  Voting Trust Agreement -- None

        (4)  All Instruments Defining the Rights of Holders--None

        (5) Investment Advisory Contracts --Incorporated by reference to Exhibit Number (5) of Pre-Effective
             Amendment 1 filed on March 13, 1997.

        (6) Underwriting Agreement -- Incorporated by reference to Exhibit Number (6) of Pre-Effective Amendment 1 filed on March 13, 1997.

        (7)  Bonus, Profit Sharing, Pension or Other Similar Contracts --
             None

        (8)  (a) Custody Agreement -- filed herewith electronically.

             (b) Custody Administration Agreement-Incorporated by reference to Exhibit Number (8b) of Pre-Effective
               Amendment 1 filed on March 13, 1997.

         (9) (a)   Transfer Agent Services Agreement  --
             Incorporated by reference to Exhibit Number (9a) of Pre-Effective Amendment 1 filed on March 13,
             1997.

             (b) Administration Agreement --Incorporated by reference to Exhibit Number (9b) of Pre-Effective Amendment 1 filed on March 13, 1997.

             (c) Accounting Services Agreement --Incorporated by reference to Exhibit Number (9c) of Pre-Effective
             Amendment 1 filed on March 13, 1997.

     (10) (a) Opinion and Consent of Heller Ehrman White & McAuliffe regarding the legality of securities issued --Incorporated by reference to Exhibit Number (10a) of Pre-Effective Amendment 1 filed on March 13, 1997.

     (11) Consent of Independent Auditors -- filed herewith electronically

     (12)    Financial Statements Omitted from Item 23 -- None

     (13) Agreements or Understandings Made in Consideration for Providing the Initial Capital-- None

     (14)    Model Plan -- None

     (15) Plan of Distribution pursuant to Rule 12b-1 --Incorporated by reference to Exhibit Number (15) of Pre-Effective Amendment 1 filed on March 13, 1997.

     (16)    Schedule for Computation of Performance Quotations --
             None.

     (17)    Financial Data Schedule -- filed herewith electronically.


     (18)    Multiple Class Plan pursuant to Rule
             18f-3 with  respect to Multiple Class Shares -- None.

     (19) Trustees' Powers of Attorney --Incorporated by reference to Exhibit Number (19) of Pre-Effective Amendment 1 filed on March 13, 1997.

Item 25.     Persons Controlled by or Under Common Control with
             Registrant.
             None.

Item 26.   Number of Holders of Securities

        Title of Class
        Common Stock                      Number of Record Holders
        (Par Value $.001)                 As of October 7, 1997

        Bjurman Micro-Cap Growth Fund              40

Item 27.   Indemnification

Reference is made to Article X of the Registrant's Trust Instrument (previously filed as Exhibit 1 of Registration Statement No.333-16033 filed on November 13, 1996).

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and Other Connections of Investment Adviser

George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103 provides investment advisory services to individual and institutional investors, and as of September 30, 1997 had approximately $2.4 billion in assets under management.

For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for George D. Bjurman & Associates (File #801-06776) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 29.   Principal Underwriter

(a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                  The Bjurman Funds
                  Farrell Alpha Strategies
                  Focus Trust, Inc.
                  The Govett Funds, Inc.
                  IAA Trust Growth Fund, Inc.
                  IAA Trust Asset Allocation Fund, Inc.
                  IAA Trust Tax Exempt Bond Fund, Inc.
                  IAA Taxable Fixed Income Series Fund, Inc.
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  Polynous Trust
                  Sage/Tso Trust
                  Smith Breeden Series Fund
                  Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                  The Stratton Funds, Inc.
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend Shares, Inc.
                  Trainer, Wortham First Mutual Funds

 (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:


Name and Principal           Postion of Offices with      Position and Offices
Business Address             Distributor                  with Registrant


Kenneth J. Kempf             Director and President              None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Lynne M. Cannon              Vice President and                  None
3200 Horizon Drive           Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Rocky C. Cavalieri           Director and Vice                   None
3200 Horizon Drive           President
P.O. Box 61503
King of Prussia, PA
19406-0903

Gerald J. Holland            Director, Senior Vice               None
3200 Horizon Drive           President and Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Joseph M. O'Donnell, Esq.    Director and Vice                   None
3200 Horizon Drive           President
P.O. Box 61503
King of Prussia, PA
19406-0903

Sandra L. Adams              Assistant Vice President            None
3200 Horizon Drive           and Principal
P.O. Box 61503
King of Prussia, PA
19406-0903

Mary P. Efstration           Secretary                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

John H. Leven                Treasurer                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903

Bruno Di Stefano             Principal                           None
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA
19406-0903


James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

(c)   Not Applicable.

Item 30.   Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, George D. Bjurman & Associates, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067-4103, except for those maintained by the Fund's Custodian, The Bank of New York, 277 Park Avenue, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19428.

Item 31.   Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32.   Undertakings

(a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

(d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

          SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 30th day of October, 1997.

                                The Bjurman Funds
                                Registrant


                                By: /s/ G. Andrew Bjurman /*/
                                        G. Andrew Bjurman
                                        Trustee

                                By: /s/ O. Thomas Barry, III /*/
                                        O. Thomas Barry, III
                                        Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of The Bjurman Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                      Capacity               Date
/s/ G. Andrew Bjurman          Co-President &         10/29/97
G. Andrew Bjurman              Trustee

/s/ O. Thomas Barry, III       Co-President &         10/29/97
O. Thomas Barry, III           Trustee

/s/ William Wallace            Trustee                10/29/97
William Wallace

/s/ Donald W. Hudson, Jr.      Trustee                10/29/97
Donald W. Hudson, Jr.

/s/ Joseph E. Maiolo           Trustee                10/29/97
Joseph E. Maiolo



/s/ Joseph M. O'Donnell

/*/By:/s/ Joseph M. O'Donnell, Esq., as Attorney-in-Fact
     and Agent pursuant to Power of Attorney

                    The Bjurman Funds

             Index to Exhibits to Form N-1A




Exhibit



8(a)         Custody Agreement
99B(11)(a)   Consent of Independent Auditors
27           Financial Data Schedule